UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-02671

Deutsche DWS Municipal Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Diane Kenneally

One International Place

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-2500

Date of fiscal year end: 10/31

Date of reporting period: 1/31/2019

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                     as of January 31, 2019 (Unaudited)

DWS Short-Term Municipal Bond Fund

	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 105.9%
Alabama 1.8%
Alabama, Black Belt Energy Gas District Prepay Revenue, Series A, 4.0%, Mandatory Put 12/1/2023 @ 100, 12/1/2048	2,200,000	2,313,234
Southeast Alabama, State Gas Supply District Revenue Project, Series A, 4.0%, Mandatory Put 6/1/2024 @ 100, 6/1/2049	1,200,000	1,267,092
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone, Hunt Refining Project:
Series A, 144A, 1.49% **, 2/7/2019, LOC: JPMorgan Chase Bank NA	300,000	300,000
Series F, 144A, 1.49% **, 2/7/2019, LOC: JPMorgan Chase Bank NA	300,000	300,000
		4,180,326
Arizona 1.5%
Arizona, State Health Facilities Authority, Banner Health Obligated Group, Series F, 1.39% **, 2/7/2019, LOC: JPMorgan Chase Bank NA	700,000	700,000
Arizona, State Certificates of Participation, Series A, 5.0%, 10/1/2026 (a)	2,500,000	2,936,125
		3,636,125
Arkansas 0.2%
Little Rock, AR, Metrocentre Improvement District No.1, Little Rock Newspapers, Inc., 1.66% **, 2/1/2019, LOC: JPMorgan Chase Bank NA	500,000	500,000
California 15.8%
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area, Series C, MUNIPSA + 0.350%, 1.64% *, Mandatory Put 4/1/2020 @ 100, 4/1/2047	2,000,000	1,998,140
California, Bay Area Toll Authority, Toll Bridge Revenue, Series C2, 0.98% **, 2/7/2019, LOC: Bank of Tokyo-Mitsubishi UFJ	400,000	400,000
California, Eastern Municipal Water District, Water & Wastewater Revenue, Series B, 70% of 1-month USD-LIBOR + 0.300%, 2.064% *, Mandatory Put 10/1/2021 @ 100, 7/1/2030	2,000,000	1,995,800
California, State Department of Water Resources, Center Valley Project, Water Systems, Series AT, MUNIPSA + 0.370%, 1.8% *, Mandatory Put 12/1/2022 @ 100, 12/1/2035	4,000,000	3,997,520
California, State General Obligation:
MUNIPSA + 0.430%, 1.86% *, Mandatory Put 12/1/2023 @ 100, 12/1/2029	1,250,000	1,246,925
5.25%, 4/1/2022	1,615,000	1,624,464
California, State Housing Finance Agency, Multi-Family III, Series G, 1.5% **, 2/7/2019, LOC: Citibank NA	340,000	340,000
California, State Municipal Finance Authority Revenue, LAX Integrated Express Solutions LLC, APM Project:
Series A, AMT, 5.0%, 6/30/2025	1,000,000	1,143,290
Series A, AMT, 5.0%, 12/31/2025	1,000,000	1,152,210
Series A, AMT, 5.0%, 6/30/2026	500,000	578,525
California, State Municipal Finance Authority, Solid Waste Disposal Revenue, Waste Management, Inc., Series A, AMT, 2.0%, Mandatory Put 12/1/2020 @ 100, 12/1/2044	2,000,000	1,986,120
California, State Pollution Control Financing Authority, Solid Waste Disposal Revenue, Republic Services, Inc.:
Series A, 144A, AMT, 2.15% *, Mandatory Put 2/1/2019 @ 100, 8/1/2023	1,500,000	1,500,000
Series A-1, 144A, 2.3% *, Mandatory Put 4/15/2019 @ 100, 11/1/2042	600,000	600,078
California, State Public Works Board, Lease Revenue, Judicial Council Projects, Series D, 5.0%, 12/1/2020	1,000,000	1,060,890
California, Statewide Communities Development Authority Revenue, Viamonte Senior Living Project, Series B, 3.0%, 7/1/2025	1,500,000	1,523,985
Contra Costa, CA, Transportation Authority, Sales Tax Revenue, Series A, 70% of 1-month USD-LIBOR + 0.250%, 2.014% *, Mandatory Put 9/1/2021 @ 100, 3/1/2034	4,165,000	4,166,166
Glendale, CA, Unified School District:
5.0%, 9/1/2025 (a)	500,000	563,655
5.0%, 9/1/2026 (a)	500,000	572,115
Port of Oakland, CA, Series O, AMT, 5.0%, 5/1/2020	3,000,000	3,119,550
Sacramento, CA, Housing Authority, Multi-Family Revenue, Lofts Natomas Apartments, Series F, 1.5% **, 2/7/2019, LIQ: Fannie Mae, LOC: Fannie Mae	500,000	500,000
San Diego, CA, Housing Authority, Multi-Family Housing Revenue, Studio 15 Housing Partners LP, Series B, 1.51% **, 2/7/2019, LOC: Citibank NA	1,750,000	1,750,000
San Mateo County, CA, Joint Powers Financing Authority Lease Revenue, Series A, 5.0%, 7/15/2025 (a)	2,500,000	2,883,000
Southern California, State Public Power Authority, Canyon Power Project, Series B, MUNIPSA + 0.250%, 1.54% *, Mandatory Put 5/1/2021 @ 100, 7/1/2040	2,500,000	2,487,500
		37,189,933
Colorado 1.3%
Denver City & County, CO, Airport System Revenue, Series A, AMT, 5.0%, 12/1/2026	2,000,000	2,361,080
Fort Collins, CO, Economic Development Revenue, Oakridge Project, Series A, 1.47% **, 2/7/2019, LOC: U.S. Bank NA	650,000	650,000
		3,011,080
Connecticut 2.3%
Connecticut, State General Obligation:
Series B, 5.0%, 4/15/2025	1,500,000	1,706,610
Series C, 5.0%, 6/15/2026	2,000,000	2,302,380
Connecticut, State Housing Finance Program Authority Revenue, Series A-1, 4.0%, 11/15/2047	1,285,000	1,350,188
		5,359,178
Delaware 0.3%
Delaware, State Economic Development Authority Revenue, YMCA Delaware Project, 1.43% **, 2/7/2019, LOC: PNC Bank NA	650,000	650,000
District of Columbia 1.8%
District of Columbia, The PEW Charitable Trust, Series A, 1.43% **, 2/7/2019, LOC: PNC Bank NA	900,000	900,000
District of Columbia, Water & Sewer Authority, Public Utility Revenue, 5.5%, 10/1/2023, INS: AGMC	3,000,000	3,292,260
		4,192,260
Florida 3.7%
Atlantic Beach, FL, Healthcare Facilities Revenue Fleet Landing Project, Series B-2, 3.0%, 11/15/2023	1,250,000	1,252,938
Florida, Housing Finance Corp. Revenue, Homeowner Mortgage Special Program, Series A, 5.0%, 7/1/2028	60,000	60,662
Lee County, FL, Airport Revenue, Series A, AMT, 5.5%, 10/1/2023	1,250,000	1,354,837
Miami Beach, FL, Health Facilities Authority, Mount Sinai Medical Center of Florida, Inc., 5.0%, 11/15/2021	1,000,000	1,072,570
Tampa, FL, Solid Waste Systems Revenue, AMT, 5.0%, 10/1/2019, INS: AGMC	5,000,000	5,099,800
		8,840,807
Georgia 3.2%
Atlanta, GA, Airport Revenue, Series B, AMT, 5.0%, 1/1/2022	1,000,000	1,055,880
Burke County, GA, Development Authority, Pollution Control Revenue, Oglethorpe Power Corp., Series E, 3.25%, Mandatory Put 2/3/2025 @ 100, 11/1/2045	1,200,000	1,208,472
Gainesville & Hall County, GA, Hospital Authority Revenue, Anticipation Certificates, Northeast Georgia Healthcare, Series A, 5.0%, 2/15/2019	1,500,000	1,501,485
Georgia, Main Street Natural Gas, Inc., Gas Supply Revenue:
Series A, 4.0%, Mandatory Put 9/1/2023 @ 100, 4/1/2048, LIQ: Royal Bank of Canada	1,865,000	1,971,958
Series C, 4.0%, Mandatory Put 12/1/2023 @ 100, 8/1/2048	750,000	796,237
Georgia, State Road & Tollway Authority Revenue, Series B, 5.0%, 6/1/2019	935,000	945,145
		7,479,177
Illinois 10.9%
Chicago, IL, Waterworks Revenue, Second Lien, Series 2017-2, 5.0%, 11/1/2019	1,855,000	1,895,569
Cook County, IL, General Obligation, 5.0%, 11/15/2019	500,000	511,820
Du Page County, IL, Morton Arboretum Project Revenue, 1.43% **, 2/7/2019, LOC: Northern Trust Company	1,000,000	1,000,000
Illinois, Railsplitter Tobacco Settlement Authority Revenue, 5.25%, 6/1/2020	2,000,000	2,079,960
Illinois, Southwestern Development Authority Solid Waste Disposal Revenue, Waste Management, Inc., Project, 1.55% **, 2/7/2019, LOC: JPMorgan Chase Bank NA	195,000	195,000
Illinois, State Development Finance Authority, St. Ignatius College Preparatory, 1.42% **, 2/7/2019, LOC: PNC Bank NA	2,450,000	2,450,000
Illinois, State Educational Facilities Authority, University of Chicago, Series B, 1.65% *, Mandatory Put 2/13/2020 @ 100, 7/1/2025	1,250,000	1,250,000
Illinois, State Finance Authority Revenue, Joan W & Irving B Dance Project, 1.42% **, 2/7/2019, LOC: PNC Bank NA	1,725,000	1,725,000
Illinois, State Finance Authority Revenue, Steppenwolf Theatre Co. Project, 1.43% **, 2/7/2019, LOC: Northern Trust Company	1,845,000	1,845,000
Illinois, State Finance Authority Revenue, The Catherine Cook School Project, 1.4% **, 2/7/2019, LOC: Northern Trust Company	905,000	905,000
Illinois, State Finance Authority Revenue, Uhlich Children's Advantage Network, 1.43% **, 2/7/2019, LOC: U.S. Bank NA	2,135,000	2,135,000
Illinois, State General Obligation:
Series A, 5.0%, 12/1/2019	2,000,000	2,043,480
Series D, 5.0%, 11/1/2020	1,000,000	1,039,180
Series A, 5.0%, 10/1/2021	1,000,000	1,051,480
Series B, 5.0%, 10/1/2021	1,000,000	1,051,480
Illinois, State Sales Tax Revenue, Junior Obligation, Series A, 5.0%, 6/15/2022	1,500,000	1,597,230
Lake County, IL, Forest Preserve District, Series A, 67% of 3-month USD-LIBOR + 0.480%, 2.348% *, 12/15/2020	2,615,000	2,618,896
University of Illinois, Health Services Systems, 1.4% **, 2/7/2019, LOC: Wells Fargo Bank NA	425,000	425,000
		25,819,095
Indiana 4.5%
Indiana, Finance Authority Hospital Revenue, Parkview Health System Obligated Group:
Series A, 5.0%, 5/1/2025 (a)	500,000	579,950
Series A, 5.0%, 5/1/2026 (a)	515,000	605,748
Indiana, State Finance Authority Hospital Revenue, Indiana University Health: Series C, 1.37% **, 2/7/2019, LOC: Northern Trust Company	200,000	200,000
Series B, 1.47% **, 2/7/2019, LOC: TD Bank NA	3,670,000	3,670,000
Indiana, State Finance Authority, Economic Development Revenue, Republic Services, Inc. Project, AMT, 2.35% *, Mandatory Put 3/1/2019 @ 100, 12/1/2037	1,000,000	1,000,080
Indiana, State Finance Authority, Health Systems Revenue, Sisters of St. Francis Health, Series F, 1.47% **, 2/7/2019, LOC: Bank of NY Mellon	400,000	400,000
Indiana, State Health Facility Financing Authority, Ascension Health Credit Group, Series A-2, 4.0%, Mandatory Put 3/1/2019 @ 100, 11/15/2036	2,250,000	2,253,893
Rockport, IN, Pollution Control Revenue, AEP Generating Co., Series B, 1.43% **, 2/7/2019, LOC: Bank of Tokyo-Mitsubishi UFJ	1,900,000	1,900,000
		10,609,671
Iowa 0.3%
Iowa, State Finance Authority, Single Family Mortgage Revenue, Mortgage Backed Securities Program, Series B, 1.42% **, 2/7/2019, SPA: Federal Home Loan Bank	700,000	700,000
Kansas 0.4%
Olathe, KS, Industrial Revenue, Multi Modal Diamant Boart, Series A, 1.64% **, 2/7/2019, LOC: Svenska Handelsbanken	1,000,000	1,000,000
Kentucky 0.7%
Kentucky, State Public Energy Authority, Gas Supply Revenue, Series B, 4.0%, Mandatory Put 1/1/2025 @ 100, 1/1/2049	1,435,000	1,531,346
Louisiana 0.4%
Louisiana, Caddo-Bossier Parishes Port Commission, Oakley Co. Project, 1.58% **, 2/7/2019, LOC: Bank of America NA	1,045,000	1,045,000
Maine 0.3%
Maine, State Housing Authority Mortgage Revenue, Series A-1, AMT, 4.5%, 11/15/2028	740,000	763,436
Maryland 1.0%
Maryland, State Health & Higher Educational Facilities Authority Revenue, Broadmead, Inc., Series B, 2.875%, 7/1/2023	1,750,000	1,741,005
Maryland, State Health & Higher Educational Facilities Authority Revenue, Gaudenzia Foundation, 1.3% **, 2/7/2019, LOC: PNC Bank NA	635,000	635,000
		2,376,005
Massachusetts 2.8%
Massachusetts, State Development Finance Agency Revenue, Brandeis University:
Series S-1, 5.0%, 10/1/2026 (a)	1,000,000	1,176,270
Series S-1, 5.0%, 10/1/2027 (a)	1,115,000	1,326,961
Massachusetts, State Development Finance Agency Revenue, Suffolk University:
5.0%, 7/1/2023	1,000,000	1,103,720
5.0%, 7/1/2024	1,000,000	1,120,870
Massachusetts, State Port Authority Revenue, Series A, AMT, 5.0%, 7/1/2019	1,365,000	1,382,827
Massachusetts, University of Massachusetts, Building Authority Revenue, Series 2, MUNIPSA + 0.300%, 1.73% *, 11/1/2034	600,000	600,000
		6,710,648
Michigan 2.4%
Michigan, State Finance Authority Revenue, Henry Ford Health System, 5.0%, 11/15/2023	500,000	564,395
Michigan, State Finance Authority Revenue, Hospital McLaren Health Care Corp., 68%, of 1-month USD-LIBOR + 0.400%, 2.113% *, Mandatory Put 10/15/2021 @ 100, 10/15/2030	1,935,000	1,932,175
Michigan, State Hospital Finance Authority Revenue, Ascension Health Senior Credit Group, Series B, 5.0%, 11/15/2020	3,000,000	3,080,400
		5,576,970
Minnesota 0.2%
Minnesota, Housing Facilities Revenue, Beacon Hill, 1.43% **, 2/7/2019, LIQ: Fannie Mae, LOC: Fannie Mae	475,000	475,000
Missouri 0.2%
Missouri, State Health & Educational Facilities Authority Revenue, Lutheran Senior Services Project, Series B, 2.875%, Mandatory Put 2/1/2022 @ 100, 2/1/2034 (a)	460,000	460,612
Missouri, State Housing Development Commission, Single Family Mortgage Revenue, Homeownership Loan Program, Series D, 4.8%, 3/1/2040	15,000	15,070
Missouri, State Housing Development Commission, Single Family Mortgage Revenue, Special Homeownership Loan Program Market Bonds, Series E-1, 5.0%, 11/1/2027	70,000	71,323
		547,005
Nebraska 0.1%
Nebraska, State Investment Finance Authority, Single Family Housing Revenue:
Series E, 3.0%, 3/1/2043	10,000	10,010
Series C, 4.5%, 9/1/2043	100,000	100,514
		110,524
Nevada 1.9%
Clark County, NV, Airport Revenue, Series D-3, 1.48% **, 2/7/2019, LOC: Bank of America NA	1,385,000	1,385,000
Clark County, NV, School District, Tax Anticipation Notes, Series A, 5.0%, 6/15/2019	3,040,000	3,076,602
		4,461,602
New Jersey 3.0%
New Jersey, State Economic Development Authority, Motor Vehicle Surcharge Revenue, Series A, 3.125%, 7/1/2029	440,000	440,717
New Jersey, State Transportation Trust Fund Authority, Series A, 5.0%, 12/15/2026	3,000,000	3,397,200
New Jersey, State Transportation Trust Fund Authority, Federal Highway Reimbursement Notes, Series A, 5.0%, 6/15/2024	1,000,000	1,120,470
New Jersey, Tobacco Settlement Financing Corp., Series A, 5.0%, 6/1/2025	1,955,000	2,226,960
		7,185,347
New Mexico 0.9%
New Mexico, Mortgage Finance Authority, Single Family Mortgage:
"I", Series A-1, 4.0%, 1/1/2049	965,000	1,023,875
"I", Series D, 5.35%, 9/1/2040	90,000	91,117
New Mexico, State Mortgage Finance Authority, Multi-Family Housing Revenue, Villas de San Ignacio LP, Series A, 1.43% **, 2/7/2019, LOC: Freddie Mac	1,050,000	1,050,000
		2,164,992
New York 12.0%
Long Island, NY, Electric System Revenue, Power Authority, Series C, 70% of 1-month USD-LIBOR + 0.750%, 2.514% *, Mandatory Put 10/1/2023 @ 100, 5/1/2033	2,000,000	2,004,180
New York, Metropolitan Transportation Authority Revenue, Series A, 4.0%, 2/3/2020 (a)	2,000,000	2,040,080
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Series A-2B, MUNIPSA + 0.580%, 2.01% *, Mandatory Put 11/1/2019 @ 100, 11/1/2031	4,000,000	3,999,400
New York, State Dormitory Authority Revenue, Non State Supported Debt, School District-Bond Financing Program, Series A, 5.0%, 10/1/2027	1,000,000	1,196,320
New York, State Dormitory Authority Revenue, Non-State Supported Debt, Montefiore Obligation Group, Series A, 5.0%, 8/1/2026	2,000,000	2,330,760
New York, State Dormitory Authority Revenue, State Supported Debt, City University of New York, Series C, 1.4% **, 2/7/2019, LOC: Bank of America NA	490,000	490,000
New York, State Energy Research & Development Authority Facilities Revenue, Consolidated Edison Co., Series C-2, AMT, 1.43% **, 2/7/2019, LOC: Mizuho Bank Ltd.	4,275,000	4,275,000
New York, State Thruway Authority, Series J, 5.0%, 1/1/2024	2,500,000	2,880,525
New York, State Transportation Development Corp., Special Facility Revenue, Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment, AMT, 5.0%, 1/1/2023	3,000,000	3,278,700
New York, Town of Oyster Bay, 2.0%, 2/15/2019	1,000,000	999,860
New York, TSASC, Inc., Series B, 5.0%, 6/1/2019	300,000	302,622
New York City, NY, Industrial Development Agency, Civic Facility Revenue, Jamaica First Parking LLC Project, 1.46% **, 2/7/2019, LOC: TD Bank NA	625,000	625,000
New York, NY, General Obligation:
Series A-4, 1.48% **, 2/7/2019, LOC: Citibank NA	1,155,000	1,155,000
Series I-5, 1.65% **, 2/1/2019, LOC: Bank of NY Mellon	600,000	600,000
Series J, 5.0%, 8/1/2026	1,750,000	2,109,520
Westchester County, NY, Industrial Development Agency, Civic Facility Revenue, Jewish Project, 1.52% **, 2/7/2019, LOC: JPMorgan Chase Bank NA	100,000	100,000
		28,386,967
North Carolina 0.4%
North Carolina, State Housing Finance Agency, Home Ownership Revenue, Series 38-B, 4.0%, 7/1/2047	900,000	948,033
North Dakota 0.6%
North Dakota, State Housing Finance Agency, Home Mortgage Housing Finance Program, Series A, 4.0%, 7/1/2047	1,295,000	1,362,029
Ohio 1.8%
Cleveland, OH, Airport System Revenue, Series A, AMT, 5.0%, 1/1/2025	1,000,000	1,137,090
Cleveland-Cuyahoga County, OH, Port Authority Revenue, Carnegie/96th Research Building Project, 1.32% **, 2/7/2019, LOC: PNC Bank NA	625,000	625,000
Hamilton County, OH, Economic Development Revenue, St Xavier High School Project, 1.3% **, 2/7/2019, LOC: PNC Bank NA	835,000	835,000
Ohio, American Municipal Power, Inc., Combined Hydroelectric Project, Series A, 2.25%, Mandatory Put 8/15/2021 @ 100, 2/15/2048	1,000,000	1,002,770
Ohio, State Infrastructure Improvement, Series A, 1.4% **, 2/7/2019	745,000	745,000
		4,344,860
Oklahoma 0.4%
Oklahoma, State Municipal Power Authority, SIFMA Index, Series A, MUNIPSA + 0.390%, 1.82% *, 1/1/2023	820,000	817,655
Oregon 2.0%
Oregon, State Department of Administration Services, Lottery Revenue, Series D, 5.0%, 4/1/2027	1,000,000	1,170,460
Oregon, State Housing & Community Services Department, Mortgage Revenue, Single Family Mortgage Program, Series B, AMT, 5.0%, 7/1/2030	830,000	860,237
Washington County, OR, School District #48J Beaverton, 5.0%, 6/15/2025	2,305,000	2,667,715
		4,698,412
Pennsylvania 8.0%
Bucks County, PA, Industrial Development Authority Revenue, Solid Waste Management, Inc. Project, AMT, 1.7%, Mandatory Put 2/1/2019 @100, 12/1/2022	2,000,000	2,000,000
Pennsylvania, State Public School Building Authority revenue, School District Project, Series A, 1.43% **, 2/7/2019, LOC: PNC Bank NA	750,000	750,000
Pennsylvania, Commonwealth Financing Authority, Tobacco Master Settlement Payment Revenue Bonds, 5.0%, 6/1/2026	2,000,000	2,322,540
Pennsylvania, State Economic Development Financing Authority Revenue, Hawley Silk Mill LLC, Recovery Zone Facility, Series A1, 1.45% **, 2/7/2019, LOC: PNC Bank NA	300,000	300,000
Pennsylvania, State Economic Development Financing Authority, Economic Development Revenue, Kingsley Association Project, 1.45% **, 2/7/2019, LOC: PNC Bank NA	250,000	250,000
Pennsylvania, State Economic Development Financing Authority, Solid Waste Disposal Revenue, Republic Services, Inc., Series A, AMT, 2.4% *, 4/1/2019	1,500,000	1,500,360
Pennsylvania, State Economic Development Financing Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, AMT, 2.15% *, Mandatory Put 5/1/2019 @ 100, 8/1/2045, GTY: Waste Management, Inc.	2,000,000	2,000,000
Pennsylvania, State Higher Educational Facilities Authority, Association of Independent Colleges & Universities, 1.43% **, 2/7/2019, LOC: PNC Bank NA	875,000	875,000
Pennsylvania, State Housing Finance Agency, Single Family Mortgage Revenue:
Series 119, 3.5%, 10/1/2041	1,515,000	1,553,572
Series 122, 4.0%, 10/1/2046	670,000	701,965
Pennsylvania, State Turnpike Commission Revenue:
Series B, MUNIPSA + 0.500%, 1.93% *, 12/1/2021	2,000,000	1,999,620
Series B-1, MUNIPSA + 0.880%, 2.31% *, 12/1/2020	2,000,000	2,010,960
Series B, MUNIPSA + 1.150%, 2.58% *, 12/1/2019	1,500,000	1,503,570
Philadelphia, PA, Airport Revenue, Series A, AMT, 5.0%, 6/15/2019	1,195,000	1,207,942
		18,975,529
Rhode Island 0.9%
Narragansett Bay, RI, Commission Wastewater System Revenue, Series A, 1.39% **, 2/7/2019, LOC: TD Bank NA	2,200,000	2,200,000
South Dakota 1.2%
South Dakota, Housing Development Authority, Homeownership Mortgage:
Series B, 4.0%, 11/1/2047	2,175,000	2,291,710
Series A, AMT, 4.5%, 5/1/2031	540,000	558,992
		2,850,702
Tennessee 1.6%
Tennessee, Housing Development Agency, Residential Financing Program Revenue, Series 1C, 3.0%, 7/1/2038	860,000	870,862
Tennessee, State Energy Acquisition Corp., Gas Revenue, Series A, 4.0%, Mandatory Put 5/1/2023 @ 100, 5/1/2048	2,250,000	2,352,623
Tennessee, State Housing Development Agency, Homeownership Program:
Series 2C, 4.0%, 7/1/2038	260,000	266,575
Series 1A, AMT, 4.5%, 1/1/2038	265,000	273,615
		3,763,675
Texas 10.7%
Allen, TX, Independent School District Building, 5.0%, 2/15/2024	315,000	334,813
Austin, TX, Water & Wastewater Systems Revenue, 1.44% **, 2/7/2019, LOC: Barclays Bank PLC	865,000	865,000
Clifton, TX, Higher Education Finance Corp. Education Revenue, IDEA Public Schools, 3.0%, 8/15/2019	1,000,000	1,006,410
Corpus Christi, TX, Independent School District Building, Series A, 2.0%, Mandatory Put 8/15/2019 @ 100, 8/15/2047	1,125,000	1,126,597
Fort Bend, TX, Independent School District Building, Series B, 1.35%, Mandatory Put 8/1/2019 @ 100, 8/1/2040	970,000	968,254
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Memorial Herman Hospital Health System, Series B, MUNIPSA + 0.580%, 2.01% *, Mandatory Put 12/1/2019 @ 100, 12/1/2042	4,000,000	4,007,040
Houston, TX, Minnetonka Airport Systems Revenue, Beacon Hill, Series C, AMT, 5.0%, 7/1/2026	2,500,000	2,931,300
Houston, TX, Airport Systems Revenue:
AMT, Series A, 5.0%, 7/1/2025	500,000	578,710
AMT, Series A, 5.0%, 7/1/2026	1,000,000	1,172,520
Houston, TX, Independent School District, Series A-2, 3.0%, Mandatory Put 6/1/2019 @ 100, 6/1/2039	1,205,000	1,209,049
Houston, TX, Utility System Revenue, Series C, 70% of 1-month USD-LIBOR + 0.360%, 2.123% *, Mandatory Put 8/1/2021 @ 100, 5/15/2034	1,575,000	1,568,590
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Scott & White Healthcare, Prerefunded 8/15/2020 @ 100, 5.25%, 8/15/2021	2,435,000	2,563,154
Tarrant County, TX, Cultural Educational Facilities Finance Corp. Revenue, Christus Health Obligated Group, Series C-1, 1.5% **, 7/1/2047, LOC: Sumitomo Mitsui Banking	1,375,000	1,375,000
Texas, Grand Parkway Transportation Corp., 5.0%, 2/1/2023, LOC: Sumitomo Mitsui Banking	1,040,000	1,155,326
Texas, Love Field Airport Modernization Corp., General Airport Revenue, AMT, 5.0%, 11/1/2021	500,000	538,835
Texas, State General Obligation:
AMT, 1.46% **, 2/7/2019	445,000	445,000
Series B-2, 2.0%, Mandatory Put 8/1/2019 @ 100, 8/1/2025	465,000	465,009
Texas State, Tax & Revenue Anticipation Notes, 4.0%, 8/29/2019	3,000,000	3,039,990
		25,350,597
Washington 1.0%
Seattle, WA, Municipal Light & Power Revenue, Series C-1, MUNIPSA + 0.490%, 1.92% *, Mandatory Put 11/1/2023, 11/1/2046	2,000,000	2,001,940
Washington, State Housing Finance Commission, Interurban Senior Living Apartments, MUNIPSA + 0.490%, 1.51% **, 7/1/2052, LIQ: Freddie Mac, LOC: Freddie Mac	375,000	375,000
		2,376,940
West Virginia 1.0%
West Virginia, State Economic Development Authority, Solid Waste Disposal Facilities Revenue, Wheeling Power Co., Mitchell Project, Series A, AMT, 3.0%, Mandatory Put 4/1/2022 @ 100, 4/1/2022, LOC: Freddie Mac	2,250,000	2,239,200
Wisconsin 2.4%
Burlington, WI, Area School District, 3.0%, 8/6/2019 (a)	500,000	501,390
Pewaukee, WI, School District, 3.0%, 8/1/2019 (a)	500,000	501,495
Wisconsin, State General Fund, Bond Anticipation Notes, Annual Appropriation Revenue, Series A, 6.0%, 5/1/2026	3,550,000	3,587,027
Wisconsin, State Health & Educational Facilities Authority Revenue, Advocate Aurora Health Credit Group, Series C-4, MUNIPSA + 0.650%, 1.94% *, Mandatory Put 7/31/2024 @ 100, 8/15/2054	1,000,000	1,001,100
		5,591,012
Total Municipal Bonds and Notes (Cost $248,736,257)		250,021,138
Open-End Investment Company 0.0%
Blackrock Provident Muni Fund, 2.2% *** (Cost $106,532)	106,532	106,532
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $248,842,789)	105.9	250,127,670
Other Assets and Liabilities, Net	(5.9)	(14,035,645)
Net Assets	100.0	236,092,025

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
* Variable or floating rate security. These securities are shown at their current rate as of January 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
** Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of January 31, 2019. Date shown reflects the earlier of demand date or stated maturity date.
*** Current yield; not a coupon rate.
(a) When-issued security.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
GTY: Guaranty Agreement
INS: Insured
LIBOR: London Interbank Offered Rate
LIQ: Liquidity Facility
LOC: Letter of Credit
MUNIPSA: SIFMA Municipal Swap Index Yield
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.
SIFMA: Securities Industry and Financial Markets Association
SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities

The following is a summary of the inputs used as of January 31, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Bonds and Notes (b)	$—	$250,021,138	$—	$250,021,138
Open-End Investment Company	106,532	—	—	106,532
Total	$106,532	$250,021,138	$—	$250,127,670

(b)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DW Short-Term Municipal Bond Fund, a series of Deutsche DWS Municipal Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	3/25/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	3/25/2019

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	3/25/2019